Group assets and liabilities by business types - debt securities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial investments
Debt securities	[1]	$ 76,989	$ 99,094
Consolidated investment funds | Operating segments
Financial investments
Debt securities		$ 11,899	$ 15,076

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2022 are $1,571 million of lent securities and assets subject to repurchase agreements (31 December 2021: $854 million).